Provisions - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Provisions [line items]
Additional provisions	kr 5,247	kr 7,172
Reversal of excess amounts	1,161	1,183
Actual cash outlays	3,975	7,576
Estimated cash outlays	9,300
Non-current provisions	2,886	2,679	kr 5,471
Restructuring [member]
Disclosure of Provisions [line items]
Additional provisions	1,144	436
Reversal of excess amounts	149	290
Actual cash outlays	815	1,788
Estimated cash outlays	1,100
Customer Related Provision [member]
Disclosure of Provisions [line items]
Additional provisions	1,108	1,323
Reversal of excess amounts	83	86
Actual cash outlays	766	3,247
Estimated cash outlays	3,700
Suppliers Related Provision [member]
Disclosure of Provisions [line items]
Additional provisions	535	1,641
Reversal of excess amounts	438	739
Actual cash outlays	595	1,052
Estimated cash outlays	1,300
Warranty [member]
Disclosure of Provisions [line items]
Additional provisions	248	906
Reversal of excess amounts	99	43
Actual cash outlays	105	288
Estimated cash outlays	800
Other [member]
Disclosure of Provisions [line items]
Additional provisions	2,212	2,866
Reversal of excess amounts	392	25
Actual cash outlays	1,694	1,201
Estimated cash outlays	2,400
Provisions for share based payments	2,100	kr 1,900
2021 [member]
Disclosure of Provisions [line items]
Estimated cash outlays	6,300
2021 [member] | Restructuring [member]
Disclosure of Provisions [line items]
Estimated cash outlays	1,200
2021 [member] | Customer Related Provision [member]
Disclosure of Provisions [line items]
Estimated cash outlays	1,100
2021 [member] | Suppliers Related Provision [member]
Disclosure of Provisions [line items]
Estimated cash outlays	700
2021 [member] | Warranty [member]
Disclosure of Provisions [line items]
Estimated cash outlays	800
2021 [member] | Other [member]
Disclosure of Provisions [line items]
Estimated cash outlays	kr 2,500